Investments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Investments

12.	Investments
12.1	Composition and roll-forward of the investments

	12.31.24	12.31.23
Investment in affiliates	128,699	97,134
Other investments	584	761
	129,283	97,895

The roll-forward of the investments in affiliates is set forth below:

		Income (loss) for the year	Capital transaction	Other
	Beginning balance (12.31.23)	Income (loss) from joint ventures	Capital increase (reduction)	Other comprehensive income	Ending balance (12.31.24)
Affiliated					-
Potengi Holdings S.A.	89,051	(13,675)	45,173	67	120,616
PR-SAD Adm. Bem próprio S.A.	8,083	-	-	-	8,083
	97,134	(13,675)	45,173	67	128,699

Accounting policy:

Investments classified in this group are: i) in associated companies, that are entities over which the Company has significant influence, which is the power to participate in decisions on the investee’s financial and operational policies, but without individual or joint control of these policies; and ii) in joint ventures, in which the control of the business is shared through contractual agreement and decisions about the relevant activities require the unanimous consent of the parties. Investments are initially recognized at cost and subsequently adjusted using the equity method, where gains and losses are recorded under Equity in earnings of affiliated companies.